Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 89,002,243	$ 63,515,071	$ 17,358,914
Trucking services [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	68,400,751	36,461,922	17,358,914
Car owner services [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	19,447,401	27,053,149
Liquor distribution [Member]
Schedule of Disaggregated Information of Revenues [Line Items]
Total revenues	$ 1,154,091